Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

5. Segment information

Operational segmentation

The group had two reportable segments, R&D and fee-for-service business. Due to the disposal of Fidelta d.o.o. (our fee-for-service segment), we reported this segment as discontinued operations. Galapagos is therefore operating as a single operating segment.

GEOGRAPHICAL INFORMATION

In 2018, 2019 and 2020, our  continuing operations were mainly located in Belgium, France and the Netherlands.

Following table summarizes the revenues by destination of customer:

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
United States of America	€472,445	€793,873	€116,680
Europe	5,607	41,028	161,986
Total	€478,053	€834,901	€278,666

Following table summarizes the revenues by major customers:

	Year ended December 31,
	2020		2019		2018
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
United States of America (1)	€472,445	99%	€793,873	95%	€116,640	42%
Europe (1)	1,460	0%	(4,570)	-1%	7,793	3%
AbbVie:
Europe	(52)	0%	26,356	3%	89,936	32%
Novartis:
Europe	4,125	1%	19,177	2%	55,218	20%
Les Laboratoires Servier:
Europe	—	0%	—	0%	9,000	3%
Total revenues from major customers	€477,978	100%	€834,836	100%	278,587	100%

(1) Following the contract amendment with Gilead in 2019, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

As of December 31, 2020, we held €171 million (€91 million in 2019; €27 million in 2018) of property, plant and equipment and intangible assets distributed as follows:

	December 31,
	2020	2019 (*)	2018 (*)
	(Euro, in thousands)
Belgium	€113,524	€57,007	€13,134
France	18,398	18,102	5,413
The Netherlands	28,210	7,951	3,947
Croatia	—	6,182	3,661
Switzerland	7,668	1,057	519
Spain	2,755	—	—
Other	388	681	95
Total	€170,943	€90,979	€26,769

(*) In accordance with IFRS 8 we only present the total of the property, plant and equipment and intangible assets in this disclosure note. This is a change in presentation compared to the amounts that were published in the disclosure note for the years ended December 31, 2019 and December 31, 2018. We elected to adjust the historical consolidated financial information presented in this disclosure note to reflect this change in presentation.

As the net assets associated with Fidelta d.o.o. (Croatia) will be recovered principally through a sale transaction rather than through continuing use, we have classified these assets and the associated liabilities as held for sale in our financial statements for the year ended December 31, 2020.